Summary of Significant Accounting Policies - Schedule of Amortization Expense (Details) (10-K) - USD ($)	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Fiscal year ending March 31, 2020		$ 338,150
Fiscal year ending March 31, 2021	$ 173,150	338,150
Fiscal year ending March 31, 2022	173,150	338,150
Fiscal year ending March 31, 2023	115,338	280,565
Fiscal year ending March 31, 2024 and beyond	175,496	281,670
Total	$ 736,051	$ 1,576,685